UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File
No. 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)
Omar Tariq
Credit Suisse Asset Management Income Fund, Inc.
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212)
325-2000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders.

Credit Suisse Asset Management Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors
Laura A. DeFelice
Chair of the Board
Charles W. Gerber
Mahendra R. Gupta
Samantha Kappagoda
John G. Popp
Lee M. Shaiman

Officers
Omar Tariq
Chief Executive Officer and President
John G. Popp
Chief Investment Officer
Brandi Sinkovich
Chief Compliance Officer
Lou Anne McInnis
Chief Legal Officer
Rose Ann Bubloski
Chief Financial Officer and Treasurer
Karen Regan
Senior Vice President and Secretary

Investment Adviser
UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, NY 10019

Administrator and Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, MA 02114-2016

Shareholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 43006
Providence, RI 02940-3078

Legal Counsel
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

Credit Suisse Asset Management Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2025 (unaudited)

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report
June 30, 2025 (unaudited)

June 30, 2025
Dear Shareholder:
We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the
six-month
period ended June 30, 2025 (“the Period”).
Performance Summary
1/1/2025 – 6/30/2025

Fund & Benchmark	Performance
Total Return (based on net asset value (“NAV”)) 1	3.70%
Total Return (based on market value) 1	7.67%
ICE BofA US High Yield Constrained Index (the “Index”) 2	4.55%

1	Assuming reinvestment of distributions.
2
The ICE BofA US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

Market Review: A positive period for high yield assets
The Period was positive for the high yield asset class, with the Index, the Fund’s benchmark, gaining 4.55% for the Period. This follows strong 2024 returns of 8.20%. For much of 2025 so far, government bond yields declined—the
10-year
U.S. treasury rate reached 4.23% compared to 4.57% in the prior period. On the positive side, this provided a tailwind for high yield returns. Credit spreads widened as the Trump administration’s trade policy caused concern of a potential recession. However, investor sentiment improved throughout the second quarter as trade rhetoric softened and economic conditions remained sound. Spreads reached a peak of +476 basis points, up from +308 at the beginning of the Period, and settled at +323 basis points as of June 30, 2025. Accordingly, average yields on the Index decreased to end the Period at 7.02%—39 basis points lower than on December 31, 2024.
For the Period,
BB-rated
bonds outperformed the Index, gaining 5.01%.
B-rated
bonds were relatively in line with the Index, returning 4.25%, while
CCC-rated
bonds underperformed the Index with a 3.97% return.
From an industry perspective, food & drug retailers,
non-electric
utilities, and pharmaceuticals were the best performing sectors, gaining 8.44%, 7.84% and 7.58%, respectively. In contrast, the worst performing sectors included media-diversified, rail, and department stores, which returned
-12.55%,
-4.47%
and
-0.10%,
respectively.
Default activity remains below long-term averages which led to very limited bankruptcy filings in the high yield space. According to JP Morgan, the default rate, including distressed exchanges, ended the Period at 1.41%—down 6 basis points over the Period. While we expect increased volatility for the remainder of the year, we do not expect a material increase in defaults in the near-term.
Mutual fund flows were positive during the Period, continuing the momentum from 2024. Inflows totaled $9.7 billion in the first six months of 2025, which compares to inflows of $5.4 billion in the first half of 2024 and $16.3 billion for 2024 overall. Interestingly, due to the market panic around President Trump’s trade negotiations, April 2025 saw $10.9 billion of outflows. However, inflows of nearly $7 billion in both May and June more than made up for the lost capital.

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2025 (unaudited)

Year-to-date,
new high yield issuance totaled $145.6 billion—down approximately 12% year-over-year. However, if we exclude refinancing activity, “net” new issuance of $40.4 billion is up 29% versus the first half of 2024. So, while the high yield capital markets continue to be dominated by refinancing activity so far in 2025, it is to a lesser degree than last year.
Strategic review and outlook: Focusing on discipline to find the right opportunities
For the Period, the Fund underperformed from an NAV perspective but outperformed from a market-price perspective. From a ratings perspective, the portfolio outperformed the Index in both Ba and
B-rated
securities, while security selection within
CCC-rated
investments—along with an allocation to loans—detracted from relative returns.
Positive returns for the high yield asset class have persisted thanks to the resiliency of the U.S. economy and strong technical footing in the market with steady inflows and low net new issuance. The tariff threats are causing uncertainty and reducing capital investments, putting fundamentals at risk. However, when we examine the average high yield issuer, we see conservative balance sheets and enough cushion to withstand a slower growth environment. As volatility and uncertainty continue to impact markets, we believe the high yield asset class will continue to offer attractive risk-adjusted investment opportunities. We remain committed to our credit underwriting standards as cost of capital remains relatively high and growing geopolitical risks have the potential to hurt consumers and businesses alike.

John G. Popp Chief Investment Officer*	Omar Tariq Chief Executive Officer and President**
High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.
In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.
The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of June 30, 2025; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

*
John G. Popp is a Managing Director of UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) and Group Head and Chief Investment Officer of Credit Investments Group (“CIG”), with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee of the Credit Suisse open-end Funds, as well as serving as Director for the Credit Suisse Asset Management Income Fund, Inc. and Trustee of the Credit Suisse High Yield Bond Fund.

**
Omar Tariq is an Executive Director of UBS AM (Americas). Mr. Tariq also serves as Chief Executive Officer and President of the Credit Suisse open-end funds, the Credit Suisse Asset Management Income Fund, Inc. and the Credit Suisse High Yield Bond Fund.

Credit Suisse Asset Management Income Fund, Inc.
Semiannual Investment Adviser’s Report (continued)
June 30, 2025 (unaudited)

Average Annual Returns
June 30, 2025 (unaudited)

	6 Months	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	3.70%	8.85%	11.91%	8.51%	7.03%
Market Value	7.67%	9.22%	12.98%	11.48%	8.46%
UBS AM (Americas) may waive fees and/or reimburse expenses, without which performance would be lower. Returns represent past performance and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total investment return at NAV is based on the change in the NAV of Fund shares and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the NYSE American during the period and assumes reinvestment of dividends, capital gains, and return of capital distributions, if any, at prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.
Past performance is no guarantee of future results.
The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling
1-800-293-1232.
The annualized gross and net expense ratios are 3.02%.
Credit Quality Breakdown *
(% of Total Investments as of
June 30, 2025)

S&P Ratings**

BBB	2.5%
BB	34.9
B	39.2
CCC	12.4
CC	0.1
D	0.8
NR	7.4

Subtotal	97.3
Equity and Other	2.7

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**
Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (107.5%)

Aerospace & Defense (3.3%)

$400	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38) (1)	(BB, Ba2)	03/15/29	6.750	$414,797

1,600	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63) (1)	(B, B3)	08/01/32	7.250	1,647,819

391	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75) (1)	(BB-, B1)	02/01/29	7.500	410,291

600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38) (1)	(BB-, B1)	11/15/30	8.750	650,224

305	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.19) (1)	(BB-, Ba2)	06/15/33	6.375	314,778

536	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ 103.38) (1)	(B, B2)	02/01/32	6.750	545,367

840	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19) (1)	(BB-, Ba3)	03/01/29	6.375	861,957

440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31) (1)	(BB-, Ba3)	03/01/32	6.625	456,229

					5,301,462

Air Transportation (0.2%)

369	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 103.19) (1),(2)	(B, B3)	02/01/30	6.375	342,580

Auto Parts & Equipment (5.7%)

1,388	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/28 @ 103.75) (1),(2)	(BB, B2)	02/15/33	7.500	1,420,587

286	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 07/10/25 @ 103.50) (1)	(BBB-, Ba2)	04/15/28	7.000	295,028

2,086	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 100.00) (1)	(B, Caa1)	05/15/27	8.500	2,098,860

631	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00) (1)	(B+, B2)	05/15/32	8.000	672,874

1,825	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 102.00) (1),(2)	(CCC, Caa1)	02/01/28	8.000	1,764,383

1,530	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88) (1)	(B, B1)	05/31/32	7.750	1,594,387

1,222	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38) (1)	(BB+, Baa3)	04/15/29	6.750	1,262,623

					9,108,742

Brokerage (0.6%)

945	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94) (1)	(BB-, Ba3)	03/01/31	7.875	991,192

Building & Construction (3.9%)

1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 100.00) (1)	(B+, Ba2)	02/01/28	5.750	1,000,994

1,442	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/10/25 @ 103.31) (1)	(BBB-, NR)	08/15/29	6.625	1,449,779

1,774	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.38) (1)	(B, B3)	09/01/28	5.500	1,771,129

200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31) (1)	(B, B3)	01/31/31	8.625	217,766

434	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19) (1)	(BB, Ba3)	03/01/32	6.375	447,216

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building & Construction (continued)

$723	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38) (1)	(B+, B2)	03/01/33	6.750	$746,480

705	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25) (1)	(BB, Ba3)	08/15/32	6.500	722,860

					6,356,224

Building Materials (5.9%)

377	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 103.19) (1)	(BB-, Ba2)	06/15/30	6.375	385,850

1,500	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44) (1)	(B+, Ba3)	08/15/32	6.875	1,557,735

142	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 106.56) (1)	(B-, B3)	08/01/28	8.750	131,063

735	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75) (1)	(B-, B3)	08/15/29	9.500	676,349

1,606	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.50) (1),(2)	(CCC+, Caa2)	03/01/29	6.000	1,471,458

800	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 100.83) (1)	(BB, Ba1)	01/15/28	5.000	796,768

532	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50) (1)	(BB, Ba3)	07/15/32	7.000	544,008

1,287	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38) (1)	(BB-, B1)	04/01/32	6.750	1,320,827

1,819	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 104.75) (1),(2)	(CCC, Caa2)	04/15/30	9.500	1,482,607

400	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 102.19) (1)	(BB, Ba3)	07/15/30	4.375	378,968

748	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 101.72) (1),(2)	(CCC+, Caa1)	10/15/28	6.875	747,386

					9,493,019

Cable & Satellite TV (1.6%)

1,856	Altice France SA, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 101.28) (1),(3),(4)	(D, Caa2)	01/15/29	0.000	1,534,680

200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 101.28) (1),(3),(4)	(D, Caa2)	07/15/29	0.000	166,195

200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 102.75) (1),(3),(4)	(D, Caa2)	10/15/29	0.000	166,375

800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44) (1)	(BB-, B1)	07/15/31	4.875	757,100

					2,624,350

Chemicals (5.0%)

477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56) (1)	(BB-, Ba3)	08/01/30	7.125	493,371

533	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13) (1)	(BB-, Ba3)	11/01/31	6.250	538,068

515	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 100.97) (1)	(BB, B1)	09/01/28	3.875	499,138

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Chemicals (continued)

$600	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 101.88) (1)	(B-, B2)	05/15/28	4.750	$538,403

800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.31) (1),(5)	(CCC, Caa2)	05/15/29	5.250	692,156

1,288	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 103.38) (1)	(BB-, Ba3)	05/15/28	6.750	1,279,766

607	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00) (1)	(BB, Ba2)	03/15/32	6.250	604,773

1,600	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.16) (1),(2)	(BB-, B2)	03/15/29	4.625	1,382,185

1,915	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 104.50) (1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,291,739

690	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69) (1)	(B-, B2)	03/01/31	7.375	706,743

					8,026,342

Diversified Capital Goods (2.1%)

762	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13) (1)	(BB+, Ba2)	06/01/31	4.250	705,620

1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 103.31) (1),(2)	(CCC, Caa2)	10/15/29	6.625	1,085,890

600	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00) (1)	(BB+, Ba3)	12/15/27	4.375	591,913

500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31) (1)	(BB+, Ba3)	01/15/32	6.625	511,811

491	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ 103.88) (1)	(NR, NR)	07/15/30	7.750	492,252

					3,387,486

Electronics (1.3%)

1,015	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ 103.25) (1)	(B-, B2)	12/01/29	6.500	1,040,572

950	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31) (1)	(BB+, Ba2)	07/15/32	6.625	978,471

					2,019,043

Energy - Exploration & Production (6.3%)

425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/25 @ 104.19) (1)	(BB-, B1)	07/01/28	8.375	435,677

679	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38) (1)	(BB-, B1)	07/01/31	8.750	687,746

211	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 104.81) (1)	(BB-, B1)	06/15/33	9.625	216,509

1,477	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 102.38) (1)	(BB, B1)	04/15/30	4.750	1,398,826

450	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ 103.63) (1)	(BB, B1)	03/01/32	7.250	466,112

2,050	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75) (1)	(BB, Ba2)	12/15/33	7.500	2,232,438

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Energy - Exploration & Production (continued)

$203	Excelerate Energy LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 104.00) (1)	(BB+, NR)	05/15/30	8.000	$214,527

420	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 07/10/25 @ 103.44) (1)	(BB-, B1)	04/15/28	6.875	428,723

626	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25) (1)	(BB-, B1)	04/15/32	6.500	626,494

550	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88) (1)	(BB+, Ba2)	02/15/31	3.750	508,016

2,284	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 102.03) (1)	(B+, B1)	03/01/28	8.125	2,305,837

720	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 102.75) (1)	(B+, B3)	10/15/29	5.500	698,131

					10,219,036

Environmental (0.4%)

223	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19) (1)	(BB+, Ba2)	02/01/31	6.375	228,587

391	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50) (1)	(B-, B3)	02/01/33	7.000	406,780

					635,367

Food - Wholesale (1.6%)

500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/25 @ 100.00) (1)	(BB+, Ba2)	04/15/27	5.250	499,164

1,133	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/25 @ 103.00) (1)	(BB+, Ba2)	06/15/30	6.000	1,148,881

885	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06) (1)	(BB, B1)	09/15/32	6.125	906,190

					2,554,235

Gaming (2.5%)

325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38) (1)	(BB, B1)	06/15/31	4.750	311,698

1,032	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50) (1)	(BB-, Ba3)	02/15/30	7.000	1,069,077

218	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25) (1)	(BB-, Ba3)	02/15/32	6.500	223,759

834	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 100.00) (1)	(B+, B2)	05/15/28	7.000	837,299

1,500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00) (1)	(BB-, B1)	05/15/27	5.250	1,501,319

					3,943,152

Gas Distribution (2.8%)

200	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63) (1)	(B+, B2)	07/15/32	7.250	212,042

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gas Distribution (continued)

$286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	$303,962

400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94) (1)	(BB+, Ba2)	03/01/28	5.875	406,225

400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75) (1)	(BB+, Ba2)	10/15/30	5.500	401,941

692	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ 103.38) (1)	(BB, Ba2)	03/15/33	6.750	722,804

610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00) (1)	(BB, Ba2)	05/15/30	4.800	591,635

600	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00) (1)	(B+, B1)	12/31/30	6.000	589,305

1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69) (1)	(B+, B1)	02/15/29	7.375	1,336,941

					4,564,855

Health Facility (0.2%)

364	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ 103.25) (1)	(B+, B2)	04/01/33	6.500	378,464

Health Services (2.3%)

1,107	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/25 @ 101.00) (1),(2)	(B+, B1)	04/15/29	4.000	1,025,952

1,746	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 103.25) (1)	(CCC, Caa2)	02/15/30	6.500	1,719,499

1,046	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 102.69) (1),(2)	(BB-, Ba3)	02/15/30	5.375	1,033,443

					3,778,894

Hotels (0.2%)

30	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94) (1)	(BB+, Ba2)	04/01/29	5.875	30,665

63	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.25) (1)	(BB, Ba3)	06/15/33	6.500	64,850

181	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25) (1)	(BB, Ba3)	04/01/32	6.500	186,099

					281,614

Insurance Brokerage (7.0%)

1,069	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 103.38) (1)	(B, B2)	04/15/28	6.750	1,086,536

333	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69) (1)	(B, B2)	10/01/31	6.500	339,510

400	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19) (1)	(B+, B1)	02/15/29	6.375	407,885

771	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 101.41) (1)	(CCC+, Caa2)	01/15/29	5.625	769,267

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Insurance Brokerage (continued)

$770	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ 103.75) (1),(2)	(CCC+, Caa2)	02/15/32	7.500	$828,374

1,675	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63) (1)	(B, B2)	02/15/31	7.250	1,735,635

800	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63) (1)	(B+, B1)	06/15/30	7.250	836,284

1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25) (1)	(B-, B2)	03/15/30	8.500	1,060,658

1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25) (1)	(CCC, Caa2)	12/15/30	10.500	1,279,954

1,000	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56) (1)	(B, B2)	06/01/31	7.125	1,039,406

800	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 102.19) (1)	(BB-, B1)	02/01/30	4.375	774,736

1,125	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94) (1)	(BB-, B1)	08/01/32	5.875	1,134,568

					11,292,813

Investments & Misc. Financial Services (8.8%)

2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 104.25) (1)	(CCC+, Caa1)	11/15/29	8.500	2,013,724

600	Block, Inc., Senior Unsecured Notes (Callable 05/15/27 @ 103.25)	(BB+, Ba2)	05/15/32	6.500	619,476

2,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75) (1)	(BB, Ba3)	01/15/31	7.500	2,124,512

1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 101.31) (1)	(B-, B3)	04/15/29	5.250	898,455

800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50) (1)	(B-, B3)	01/15/32	5.000	677,402

1,400	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38) (1)	(B, B2)	09/15/31	6.750	1,430,127

326	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/28 @ 103.38) (1)	(BB, Ba1)	05/01/33	6.750	335,440

1,800	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56) (1)	(BB, Ba1)	04/30/31	7.125	1,895,596

125	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06) (1)	(BB, Ba1)	11/01/32	6.125	126,250

1,309	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 101.00) (1)	(B, B2)	06/15/29	4.000	1,201,856

400	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.38) (1)	(BB-, Ba3)	08/15/32	6.750	415,812

1,680	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75) (1)	(B+, B1)	06/15/31	7.500	1,764,034

704	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31) (1)	(BB, Ba2)	04/01/33	6.625	724,224

					14,226,908

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Machinery (2.8%)

$815	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75) (1)	(BB-, Ba2)	01/01/30	7.500	$854,263

580	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.06) (1)	(BB-, Ba3)	06/01/33	6.125	594,397

1,482	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 100.00) (1)	(B, B3)	07/31/27	5.750	1,464,012

575	Griffon Corp., Global Company Guaranteed Notes (Callable 07/30/25 @ 100.96)	(B+, B1)	03/01/28	5.750	575,306

800	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	816,103

151	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	159,521

					4,463,602

Media - Diversified (0.0%)

28	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	3

46	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	5

14	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	2

14	Technicolor Creative Studios SA (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	2

					12

Media Content (0.2%)

400	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94) (1),(2)	(BB+, Ba3)	09/01/31	3.875	355,716

Metals & Mining - Excluding Steel (4.7%)

689	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38) (1)	(BB-, B1)	03/31/33	6.750	705,948

1,306	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19) (1),(2)	(BB-, Ba3)	08/15/32	6.375	1,328,249

1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 103.25) (1)	(B+, B1)	02/15/30	6.500	1,792,701

1,600	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69) (1)	(B, NR)	03/01/29	9.375	1,702,405

800	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25) (1),(2)	(BB-, B2)	06/01/31	4.500	748,650

510	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 102.38) (1)	(BB, B1)	01/30/30	4.750	489,042

740	Novelis, Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44) (1)	(BB, B1)	01/30/30	6.875	766,748

					7,533,743

Oil Refining & Marketing (2.0%)

1,166	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13) (1)	(B+, B1)	01/15/32	8.250	1,226,907

600	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63) (1)	(BB+, Ba1)	05/01/32	7.250	630,495

750	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50) (1)	(BB+, Ba1)	09/15/28	7.000	774,189

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Oil Refining & Marketing (continued)

$540	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25) (1)	(CCC+, Caa1)	06/15/30	8.500	$562,202

					3,193,793

Packaging (5.3%)

460	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 100.75) (1),(5)	(CCC, Caa2)	09/01/29	3.000	485,476

400	Ball Corp., Global Company Guaranteed Notes (Callable 07/15/25 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	409,575

524	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.38) (1)	(BB-, Ba3)	07/15/30	6.750	527,699

159	Crown Americas LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 102.94) (1)	(BB+, Ba2)	06/01/33	5.875	160,150

400	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 07/01/25 @ 100.00) (1)	(B-, B2)	09/15/28	6.000	400,000

1,010	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 07/10/25 @ 102.31) (1)	(CCC+, Caa2)	04/15/27	9.250	1,003,661

1,700	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 103.94) (1)	(B, B2)	04/15/27	7.875	1,730,296

279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63) (1)	(B+, B2)	05/15/31	7.250	286,255

544	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ 104.75) (1)	(B-, B3)	05/15/30	9.500	556,920

1,718	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38) (1)	(CCC+, Caa3)	12/31/28	12.750	1,824,528

768	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.03) (1)	(BB-, Ba3)	04/15/29	4.125	729,729

318	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25) (1)	(B+, B2)	11/30/30	10.500	344,774

					8,459,063

Personal & Household Products (0.7%)

400	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69) (1)	(BB, Ba3)	10/15/28	7.375	417,431

700	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38) (1)	(BBB-, Ba3)	02/16/31	6.750	729,256

					1,146,687

Pharmaceuticals (0.3%)

400	IQVIA, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.13) (1)	(BB, Ba2)	06/01/32	6.250	411,164

Property & Casualty Insurance (1.2%)

1,850	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88) (1)	(B-, B3)	02/15/31	7.750	1,935,500

Rail (0.6%)

936	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13) (1)	(BB, Ba3)	04/15/32	6.250	956,217

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Real Estate Investment Trusts (0.7%)

$1,093	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00) (1)	(BB-, Ba3)	04/15/30	6.000	$1,105,483

Recreation & Travel (4.3%)

1,200	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 101.19) (1)	(B, B1)	05/15/29	4.750	1,165,891

514	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/10/25 @ 102.63) (1),(2)	(B+, B2)	08/15/29	5.250	502,619

2,082	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63) (1),(2)	(BB-, B1)	05/15/31	7.250	2,143,051

1,815	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 100.00) (1)	(BB+, B1)	11/01/27	4.875	1,802,523

1,318	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25) (1),(2)	(BB-, Ba3)	05/15/32	6.500	1,362,442

					6,976,526

Restaurants (1.4%)

400	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06) (1)	(BB+, Ba2)	06/15/29	6.125	410,603

1,673	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69) (1)	(B, B3)	05/01/29	9.375	1,767,580

					2,178,183

Software - Services (7.7%)

1,400	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 101.34) (1)	(NR, B1)	10/31/26	5.375	1,393,225

1,296	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50) (1)	(B-, Caa2)	09/30/29	9.000	1,343,083

362	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00) (1)	(B-, B3)	12/15/31	9.500	379,395

2,150	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31) (1)	(BB+, Ba3)	05/15/32	6.625	2,216,760

135	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.94) (1)	(BB, Ba3)	12/01/29	3.875	127,298

800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00) (1)	(BBB-, Ba1)	12/01/27	6.900	828,836

825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06) (1)	(BB, Ba3)	12/01/31	4.125	760,372

800	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44) (1)	(B-, B2)	02/01/31	6.875	830,558

2,070	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 07/30/25 @ 101.78) (1)	(B-, Caa1)	12/15/28	7.125	1,990,466

546	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25) (1)	(B, B2)	08/15/30	8.500	576,088

1,516	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25) (1)	(B, B1)	03/15/33	6.500	1,530,023

400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/10/25 @ 100.97) (1)	(B+, B1)	02/01/29	3.875	376,330

					12,352,434

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Specialty Retail (3.0%)

$331	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ 103.00) (1),(8)	(B+, Caa1)	07/15/33	10.000	$343,813

1,919	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(8),(9)	(NR, WR)	07/18/25	7.500	1,458,725

53	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK (1),(6),(7),(8)	(NR, WR)	07/18/25	7.500	39,983

68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(6),(7)	(NR, NR)	06/30/25	0.000	52,250

600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.33) (1)	(BB+, Ba2)	08/15/28	4.000	579,538

1,550	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13) (1)	(BB-, B2)	08/01/31	8.250	1,649,311

763	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44) (1)	(BB-, B1)	11/15/31	4.875	725,597

					4,849,217

Steel Producers/Products (0.5%)

794	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 07/10/25 @ 101.56) (1)	(B, Caa1)	04/15/29	6.250	754,599

Support - Services (5.9%)

715	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 100.00) (1)	(BBB-, Ba2)	01/15/28	4.000	700,057

1,000	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88) (1)	(BB-, Ba3)	10/15/29	5.750	1,008,537

1,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 101.13) (1)	(B-, B2)	05/01/28	4.500	956,016

1,674	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.16) (1)	(B, Ba2)	05/01/29	4.625	1,680,028

210	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.63) (1)	(BB-, Ba3)	06/15/33	7.250	220,159

345	Herc Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/27 @ 103.50) (1)	(BB-, Ba3)	06/15/30	7.000	360,377

712	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ 104.63) (1)	(B, B1)	07/01/32	9.250	740,802

500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/25 @ 101.21) (1)	(BB, Ba3)	06/15/28	7.250	506,644

400	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19) (1)	(BB, Ba3)	03/15/29	6.375	412,068

330	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19) (1)	(BB, Ba3)	03/15/33	6.375	341,432

406	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31) (1)	(BB-, B2)	04/15/30	6.625	422,058

1,372	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31) (1)	(BB-, B2)	06/15/29	6.625	1,409,281

900	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/10/25 @ 102.50) (1)	(B, B2)	01/15/30	5.000	765,368

					9,522,827

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Tech Hardware & Equipment (0.7%)

$1,150	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25) (1)	(BB, Ba2)	06/01/32	6.500	$1,183,303

Telecom - Wireline Integrated & Services (2.6%)

1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 100.00) (1)	(CCC+, Caa2)	01/15/28	5.000	753,977

1,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13) (1)	(B-, B3)	04/01/30	4.500	910,000

1,105	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 07/10/25 @ 101.81) (1)	(B-, B3)	10/15/30	3.875	964,113

105	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 07/10/25 @ 101.88) (1)	(B-, B3)	04/15/31	4.000	90,300

200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25) (1)	(B+, Ba3)	08/15/30	4.500	186,542

826	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13) (1)	(B+, Ba3)	01/31/31	4.250	757,264

550	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38) (1)	(B+, Ba3)	07/15/31	4.750	509,166

					4,171,362

Theaters & Entertainment (0.4%)

600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/25 @ 101.63) (1)	(BB, Ba1)	05/15/27	6.500	609,223

Transport Infrastructure/Services (0.8%)

200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56) (1)	(BB-, Ba3)	06/01/31	7.125	209,818

400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56) (1)	(BB-, Ba3)	02/01/32	7.125	419,200

694	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 07/10/25 @ 103.13) (1)	(BBB-, Ba1)	06/01/28	6.250	705,525

					1,334,543

TOTAL CORPORATE BONDS (Cost $170,842,648)					173,018,975

BANK LOANS (21.6%)

Advertising (1.1%)

1,987	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250% (10)	(B, B1)	12/31/31	8.577	1,732,101

Aerospace & Defense (0.2%)

581	Peraton Corp., 3 mo. USD Term SOFR + 7.750% (10)	(NR, NR)	02/01/29	12.180	414,006

Auto Parts & Equipment (0.9%)

166	First Brands Group LLC, 3 mo. USD Term SOFR + 5.262% (7),(10)	(NR, NR)	03/30/27	9.580	156,235

186	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000% (10)	(B+, B1)	03/30/27	9.541	176,346

862	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000% (10)	(B+, B1)	03/30/27	9.541	815,835

327	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000% (7),(9),(10)	(NR, NR)	11/28/26	10.441	290,603

					1,439,019

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)

Automakers (0.1%)

$231	Fastlane Parent Co., Inc. (10),(11)	(CCC, WR)	02/04/27	0.000	$207,285

Building Materials (0.6%)

416	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750% (7),(10)	(B-, Caa1)	10/10/30	9.046	337,103

521	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625% (10)	(B-, B3)	08/01/28	9.937	470,744

177	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 3.250% (10)	(B, B3)	01/31/28	7.791	175,764

					983,611

Chemicals (1.2%)

331	Ascend Performance Materials Operations LLC, 1 mo. USD Term SOFR + 1.614%, 1 mo. USD Term SOFR + 10.000% (9),(10)	(NR, NR)	10/23/25	5.910 - 14.441	308,272

697	Ascend Performance Materials Operations LLC (3),(4)	(NR, WR)	08/27/26	0.000	40,595

703	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750% (10)	(CCC, Caa2)	12/29/27	8.307	616,832

301	PMHC II, Inc., 1 mo. USD Term SOFR + 5.500% (7),(10)	(B-, B3)	04/21/29	9.812	278,335

714	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500% (10)	(CCC+, Caa1)	10/16/28	9.883	277,103

1,175	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%, 0.075% PIK (8),(9),(10)	(CCC+, Caa1)	10/16/28	9.883	456,229

72	SK Neptune Husky Finance SARL (3),(4),(9)	(NR, WR)	04/30/26	0.000	16,649

745	SK Neptune Husky Group SARL (3),(4),(9)	(NR, WR)	01/03/29	0.000	27,473

					2,021,488

Electronics (1.3%)

872	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250% (10)	(B, B3)	10/08/28	8.807	872,002

1,194	Idemia Group, 3 mo. USD Term SOFR + 4.250% (7),(10)	(B, B2)	09/30/28	8.546	1,198,689

					2,070,691

Food - Wholesale (0.1%)

300	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750% (10)	(NR, NR)	12/31/29	8.083	168,750

Gas Distribution (0.6%)

946	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000% (10)	(B+, B2)	02/16/28	7.280	950,407

Health Facilities (0.4%)

290	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500% (9),(10)	(CCC+, Caa1)	09/30/27	11.896	130,102

210	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500% (9),(10)	(B-, B3)	05/18/28	11.061	206,562

854	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK (8),(9),(10)	(NR, Caa3)	08/18/28	11.080	317,474

					654,138

Health Services (0.8%)

57	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000% (10)	(B, Caa1)	12/15/28	8.321	55,607

397	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000% (10)	(CCC, Ca)	12/15/28	8.436	359,340

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)

Health Services (continued)

$25	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250% (7),(10)	(B, Caa1)	12/15/28	9.571	$24,990

788	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750% (10)	(B-, B3)	12/15/27	9.046	790,563

					1,230,500

Hotels (0.2%)

127	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500% (10)	(B-, Caa1)	03/11/30	11.929	125,656

144	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500% (10)	(B+, B2)	03/11/30	9.929	143,865

					269,521

Insurance Brokerage (0.7%)

1,075	Alera Group, Inc., 1 mo. USD Term SOFR + 5.500% (10)	(CCC+, Caa2)	05/30/33	9.827	1,097,677

Machinery (0.2%)

412	Madison IAQ LLC, 3 mo. USD Term SOFR + 3.250% (10)	(B, B1)	05/06/32	7.557	413,350

Media - Diversified (0.9%)

794	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750% (10)	(B-, B3)	12/29/28	8.077	752,367

216	Technicolor Creative Studios, 0.500% PIK (3),(5),(6),(7),(8)	(NR, NR)	08/06/33	0.500	0

669	Twitter, Inc.	(NR, NR)	10/26/29	9.500	651,875

					1,404,242

Packaging (1.0%)

1,539	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000% (10)	(B-, B3)	09/15/28	8.256 - 8.324	1,546,399

Personal & Household Products (0.8%)

1,271	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (10)	(NR, NR)	06/29/28	11.910	1,166,353

139	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500% (7),(10)	(NR, NR)	06/29/28	11.884	138,315

					1,304,668

Software - Services (6.9%)

553	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500% (10)	(B, B3)	08/02/29	9.817	548,245

1,960	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250% (10)	(CCC+, B3)	10/09/26	8.691	1,891,010

282	Astra Acquisition Corp. (3),(4),(9)	(CCC+, Caa2)	02/25/28	0.000	80,155

834	Astra Acquisition Corp. (3),(4),(9)	(CC, C)	10/25/28	0.000	18,768

569	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500% (10)	(B, B2)	03/29/29	7.796	570,162

600	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000% (9),(10)	(CCC, Caa3)	12/29/28	11.411	583,500

127	CommScope, Inc. (10),(11)	(B-, B3)	12/17/29	0.000	128,262

199	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000% (10)	(B-, B2)	10/16/26	8.327	197,280

1,188	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500% (10)	(B-, B3)	08/14/28	8.802	1,159,063

908	IQN Holding Corp., 3 mo. USD Term SOFR + 3.000% (10)	(B-, B2)	07/16/31	7.296	910,959

332	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250% (7),(9),(10)	(CCC+, Caa2)	12/06/32	9.583	328,010

1,858	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250% (10)	(NR, Caa1)	02/01/29	8.733	1,559,148

471	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000% (10)	(NR, B1)	02/01/29	10.318	486,126

374	Polaris Newco LLC, 1 mo. GBP SONIA + 5.000% (10),(12)	(CCC+, B3)	06/02/28	9.217	483,530

1,582	RealPage, Inc., 3 mo. USD Term SOFR + 3.000% (10)	(B-, B3)	04/24/28	7.557	1,572,512

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)

Software - Services (continued)

$514	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750% (10)	(CCC+, B3)	04/27/28	9.291	$280,988

396	UKG, Inc., 1 mo. USD Term SOFR + 3.000% (10)	(B-, B2)	02/10/31	7.311	397,942

					11,195,660

Steel Producers/Products (0.6%)

1,006	OPTA, Inc., 3 mo. USD Term SOFR + 6.750% (7),(9),(10)	(NR, NR)	11/09/28	11.291	990,956

Support - Services (2.1%)

219	CoreLogic, Inc. (10),(11)	(CCC, Caa2)	06/04/29	0.000	213,904

1,291	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500% (10)	(B-, B2)	06/02/28	7.941	1,279,230

346	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000% (10)	(CCC-, Caa2)	01/02/29	8.296	208,967

313	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250% (10)	(B, B2)	01/02/29	10.546	310,711

785	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500% (10)	(CCC, Caa2)	08/10/29	5.796	460,748

261	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500% (10)	(CCC-, Caa3)	08/10/29	6.057	80,420

539	PODS LLC, 3 mo. USD Term SOFR + 3.000% (10)	(B-, B3)	03/31/28	7.541	519,059

400	TruGreen LP, 3 mo. USD Term SOFR + 8.500% (9),(10)	(CCC, Caa3)	11/02/28	13.041	320,626

					3,393,665

Tech Hardware & Equipment (0.4%)

893	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250% (10)	(B-, Caa2)	05/25/28	8.844	478,490

182	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250% (10)	(B-, B1)	05/25/28	8.844	97,241

					575,731

Telecom - Wireline Integrated & Services (0.5%)

973	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750% (10)	(NR, B1)	08/01/29	10.048	796,243

TOTAL BANK LOANS (Cost $39,043,213)					34,860,108

ASSET BACKED SECURITIES (6.3%)

Collateralized Debt Obligations (6.3%)

1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(10)	(NR, Ba3)	04/20/35	11.439	1,004,598

780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000% (1),(5),(10)	(BBB-, NR)	01/22/38	7.236	922,873

500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba1)	04/27/39	6.659	461,068

750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(10)	(B, NR)	10/15/36	11.228	670,287

1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(10)	(BB-, NR)	01/17/33	10.891	948,265

1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(10)	(BB-, NR)	04/20/34	11.251	993,671

1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(10)	(NR, B1)	07/15/31	10.668	978,647

1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(10)	(B, NR)	10/20/34	11.641	956,013

800	KKR CLO 45a Ltd., 2024-45A, Rule 144A, 3 mo. USD Term SOFR + 7.300% (1),(10)	(NR, NR)	04/15/35	11.556	803,439

1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(10)	(NR, Ba1)	01/22/35	10.284	1,001,655

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)

Collateralized Debt Obligations (continued)

$400	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(10)	(NR, A2)	10/20/30	7.581	$401,598

1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Aaa)	04/20/37	5.459	1,003,893

TOTAL ASSET BACKED SECURITIES (Cost $10,165,386)					10,146,007

Shares

COMMON STOCKS (0.7%)

Auto Parts & Equipment (0.1%)

38	Jason, Inc. (4)				206,690

Chemicals (0.2%)

46,574	Proppants Holdings LLC (4),(6),(7),(9)				932

10,028	Utex Industries				289,137

					290,069

Hotels (0.3%)

7,297	Aimbridge Acquisition Co., Inc. (4)				467,008

Personal & Household Products (0.1%)

22,719	Dream Well, Inc. (4)				184,024

22,719	Serta Simmons Bedding Equipment Co. (4),(6),(7)				0

					184,024

Pharmaceuticals (0.0%)

45,583	Akorn, Inc. (4)				1,367

Private Placement (0.0%)

69,511,940	Technicolor Creative Studios SA (4),(6),(7),(13)				0

Specialty Retail (0.0%)

69	Eagle Investments Holding Co. LLC, Class B (4),(6),(7)				1

Support - Services (0.0%)

800	LTR Holdings, Inc. (4),(6),(7),(9)				1,185

TOTAL COMMON STOCKS (Cost $3,465,241)					1,150,344

WARRANT (0.0%)

Chemicals (0.0%)

11,643	Project Investor Holdings LLC, expires 02/08/2026 (4),(6),(7),(9) (Cost $6,054)				0

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (12.7%)

4,884,915	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.27%	$4,884,915

15,594,035	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35% (14)	15,594,035

TOTAL SHORT-TERM INVESTMENTS (Cost $20,478,950)		20,478,950

TOTAL INVESTMENTS AT VALUE (148.8%) (Cost $244,001,492)		239,654,384

LIABILITIES IN EXCESS OF OTHER ASSETS (-48.8%)		(78,632,855)

NET ASSETS (100.0%)		$161,021,529

INVESTMENT ABBREVIATIONS
1 mo. = 1 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
NR = Not Rated
WR = Withdrawn Rating
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody's Investors Service, Inc. (“Moody's”) are unaudited.

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $180,228,777 or 111.9% of net assets.

(2)	Security or portion thereof is out on loan (See Note 2-K).

(3)	Bond is currently in default.

(4)	Non-income producing security.

(5)	This security is denominated in Euro.

(6)
Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Directors (See Note
2-A).

(7)	Security is valued using significant unobservable inputs.

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(9)	Illiquid security.

(10)	Variable rate obligation - The interest rate shown is the rate in effect as of June 30, 2025. The rate may be subject to a cap and floor.

(11)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement.

(12)	This security is denominated in British Pound.

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.

(14)	Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Schedule of Investments (continued)
June 30, 2025 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	39,093	USD	44,794	10/07/25	Barclays Bank PLC	$44,794	$46,182	$1,388
EUR	201,701	USD	218,894	10/07/25	Deutsche Bank AG	218,894	238,277	19,383
EUR	43,210	USD	47,726	10/07/25	JPMorgan Chase	47,726	51,046	3,320
GBP	42,713	USD	55,873	10/07/25	Barclays Bank PLC	55,873	58,567	2,694
GBP	500,000	USD	664,030	10/07/25	JPMorgan Chase	664,030	685,593	21,563

Total Unrealized Appreciation								$48,348

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	43,511	EUR	41,017	10/07/25	Barclays Bank PLC	$(43,511)	$(48,456)	$(4,945)
USD	140,792	EUR	128,645	10/07/25	Deutsche Bank AG	(140,792)	(151,974)	(11,182)
USD	49,169	EUR	42,780	10/07/25	JPMorgan Chase	(49,169)	(50,538)	(1,369)
USD	2,126,686	EUR	1,900,141	10/07/25	Morgan Stanley	(2,126,686)	(2,244,713)	(118,027)
USD	23,314	GBP	18,677	10/07/25	Deutsche Bank AG	(23,314)	(25,610)	(2,296)
USD	10,766	GBP	8,039	10/07/25	JPMorgan Chase	(10,766)	(11,024)	(258)
USD	1,165,011	GBP	891,397	10/07/25	Morgan Stanley	(1,165,011)	(1,222,270)	(57,259)

Total Unrealized Depreciation								$(195,336)

Total Net Unrealized Appreciation/(Depreciation)								$(146,988)

Currency Abbreviations:
GBP = British Pound
USD = United States Dollar
EUR = Euro

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Assets and Liabilities
June 30, 2025 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $15,594,035 (Cost $244,001,492) (Note 2)	$239,654,384 1
Foreign currency at value (Cost $59,994)	62,263
Interest receivable	3,883,142
Receivable for investments sold	627,733
Unrealized appreciation on forward foreign currency contracts (Note 2)	48,348
Deferred offering costs (Note 7)	6,424
Prepaid expenses and other assets	20,525

Total assets	244,302,819

Liabilities
Investment advisory fee payable (Note 3)	193,412
Administrative services fee payable	17,933
Loan payable (Note 4)	63,000,000
Payable upon return of securities loaned (Note 2)	15,594,035
Due to custodian	2,095,299
Payable for investments purchased	1,569,164
Interest payable (Note 4)	586,717
Unrealized depreciation on forward foreign currency contracts (Note 2)	195,336
Directors’ fee payable	21,795
Accrued expenses	7,599

Total liabilities	83,281,290

Net Assets
Applicable to 54,823,326 shares outstanding	$161,021,529

Net Assets
Capital stock, $.001 par value (Note 6)	54,823
Paid-in capital (Note 6)	197,209,452
Total distributable earnings (loss)	(36,242,746)

Net assets	$161,021,529

Net Asset Value Per Share	$2.94

Market Price Per Share	$2.96

1	Includes $15,256,166 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2025 (unaudited)

Investment Income
Interest	$8,756,456
Dividends	11,783
Securities lending (net of rebates)	39,216

Total investment income	8,807,455

Expenses
Investment advisory fees (Note 3)	391,404
Administrative services fees	37,016
Interest expense (Note 4)	1,589,253
Directors’ fees	105,093
Legal fees	102,062
Commitment fees (Note 4)	44,622
Custodian fees	35,616
Printing fees	32,890
Audit and tax fees	28,414
Transfer agent fees	27,168
Stock exchange listing fees	8,368
Insurance expense	2,111
Miscellaneous expense	6,557

Total expenses	2,410,574

Net investment income	6,396,881

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(682,810)
Net realized gain from foreign currency transactions	9,754
Net change in unrealized appreciation (depreciation) from investments	899,540
Net change in unrealized appreciation (depreciation) from foreign currency translations	4,020
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(328,730)

Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(98,226)

Net increase in net assets resulting from operations	$6,298,655

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income	$6,396,881	$13,245,221
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(673,056)	(3,128,338)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	574,830	4,865,930

Net increase in net assets resulting from operations	6,298,655	14,982,813

From Distributions
From distributable earnings	(7,399,888)	(13,249,216)
Return of capital	—	(1,267,716)

Net decrease in net assets resulting from distributions	(7,399,888)	(14,516,932)

From Capital Share Transactions (Note 6)
Net proceeds from at-the-market offering (Note 7)	—	5,933,483
Reinvestment of distributions	50,354	165,706
Deferred offering cost write off (Note 7)	(647,278)	—

Net increase (decrease) in net assets from capital share transactions	(596,924)	6,099,189

Net increase (decrease) in net assets	(1,698,157)	6,565,070
Net Assets
Beginning of period	162,719,686	156,154,616

End of period	$161,021,529	$162,719,686

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Statement of Cash Flows
For the Six Months Ended June 30, 2025 (unaudited)

Reconciliation of Net Increase in Net Assets from Operations to Net Cash Used in Operating Activities
Net increase in net assets resulting from operations		$6,298,655

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Used in Operating Activities
Decrease in interest receivable	$101,812
Decrease in accrued expenses	(134,529)
Decrease in interest payable	(378,891)
Decrease in commitment fees payable	(45,361)
Decrease in prepaid expenses and other assets	40,445
Decrease in deferred offering cost	635,689
Decrease in advisory fees payable	(12,230)
Net amortization of a premium or accretion of a discount on investments	(690,052)
Purchases of long-term securities, net of change in payable for investments purchased	(54,854,523)
Sales of long-term securities, net of change in receivable for investments sold	51,044,570
Net proceeds from sales (purchases) of short-term securities	(2,186,430)
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	(570,810)
Net realized loss from investments	682,810
Total adjustments		(6,367,500)

Net cash used in operating activities 1		$(68,845)

Cash Flows From Financing Activities
Borrowings on revolving credit facility	6,000,000
Deferred offering costs write off	(647,278)
Cash distributions paid	(7,349,534)

Net cash used in financing activities		(1,996,812)

Net decrease in cash		(2,065,657)
Cash — beginning of period		32,621

Cash — end of period		$(2,033,036)

Non-Cash Activity:
Issuance of shares through dividend reinvestments		$50,354

1	Included in net cash provided by operating activities is cash of $1,968,144 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Financial Highlights

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31,
			2024	2023	2022	2021	2020
Per share operating performance
Net asset value, beginning of period	$2.97		$2.96	$2.73	$3.43	$3.42	$3.48

INVESTMENT OPERATIONS
Net investment income 1	0.12		0.25	0.25	0.23	0.23	0.27
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.01)		0.03	0.25	(0.66)	0.05	(0.06)

Total from investment activities	0.11		0.28	0.50	(0.43)	0.28	0.21

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.25)	(0.25)	(0.23)	(0.24)	(0.27)
Return of capital	—		(0.02)	(0.02)	(0.04)	(0.03)	—

Total dividends and distributions	(0.14)		(0.27)	(0.27)	(0.27)	(0.27)	(0.27)

Net asset value, end of period	$2.94		$2.97	$2.96	$2.73	$3.43	$3.42

Per share market value, end of period	$2.96		$2.89	$3.13	$2.52	$3.43	$3.15

TOTAL INVESTMENT RETURN 2
Net asset value	3.70%		9.86%	19.65%	(12.46)%	8.51%	8.08%
Market value	7.67%		0.74%	37.07%	(19.19)%	17.82%	7.58%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$161,022		$162,720	$156,155	$143,914	$179,614	$178,641
Ratio of net expenses to average net assets	3.02	% 3	2.96%	3.10%	1.91%	1.07%	1.25%
Ratio of net expenses to average net assets excluding interest expense	1.03	% 3	0.97%	0.88%	0.89%	0.80%	0.75%
Ratio of net investment income to average net assets	8.03	% 3	8.28%	8.79%	7.79%	6.70%	8.55%
Asset Coverage per $1,000 of Indebtedness	$3,556		$3,855	$3,974	$3,379	$4,070	$4,162
Outstanding senior securities (000s omitted)	$63,000		$57,000	$52,500	$60,500	$58,500	$56,500
Portfolio turnover rate 4	24%		60%	39%	42%	53%	36%

1	Per share information is calculated using the average shares outstanding method.
2
Total investment return at net asset value is based on changes in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the fund’s dividend reinvestment program. Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price. Total returns for periods less than one year are not annualized (See Note 6).

3	Annualized.
4
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Financial Highlights (continued)

	For the Year Ended December 31,
	2019		2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of year	$3.21		$3.58	$3.48	$3.21	$3.62

INVESTMENT OPERATIONS
Net investment income 1	0.26		0.27	0.24	0.25	0.25
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.28		(0.37)	0.12	0.28	(0.40)

Total from investment activities	0.54		(0.10)	0.36	0.53	(0.15)

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.27)	(0.24)	(0.25)	(0.26)
Return of capital	(0.00	) 3	—	(0.02)	(0.01)	—

Total dividends and distributions	(0.27)		(0.27)	(0.26)	(0.26)	(0.26)

Net asset value, end of year	$3.48		$3.21	$3.58	$3.48	$3.21

Per share market value, end of year	$3.22		$2.77	$3.31	$3.16	$2.78

TOTAL INVESTMENT RETURN 2
Net asset value	18.17%		(2.39)%	11.34%	18.64%	(3.35)%
Market value	26.71%		(8.89)%	13.37%	24.39%	(7.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$182,030		$167,897	$187,472	$182,019	$167,848
Ratio of expenses to average net assets	1.92%		1.82%	1.06%	0.74%	0.66%
Ratio of expenses to average net assets excluding interest expense	0.78%		0.78%	0.90%	0.74%	0.66%
Ratio of net investment income to average net assets	7.59%		7.83%	6.75%	7.66%	7.21%
Asset Coverage per $1,000 of Indebtedness	$4,021		$3,373	$5,075	$—	$—
Outstanding senior securities (000s omitted)	$60,250		$70,750	$46,000	$—	$—
Portfolio turnover rate 4	35%		39%	64%	53%	51%

1	Per share information is calculated using the average shares outstanding method.
2
Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price (See Note 6).

3	This amount represents less than $(0.01) per share.
4
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements
June 30, 2025 (unaudited)

Note 1. Organization
Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end
management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.
UBS Asset Management (Americas) LLC (“UBS AM (Americas)” or the “Adviser”), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS AM (Americas) is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.
In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update
2023-07,
Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU
2023-07”).
Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification (“ASC”) Topic 946—Financial Services —Investment Companies.
A) SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government,

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule
2a-5
under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule
2a-5
under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$172,926,730	$92,245	$173,018,975
Bank Loans	—	31,116,872	3,743,236	34,860,108
Asset Backed Securities	—	10,146,007	—	10,146,007
Common Stocks	—	1,148,226	2,118	1,150,344
Warrants	—	—	0	0
Short-term Investments	20,478,950	—	—	20,478,950

	$20,478,950	$215,337,835	$3,837,599	$239,654,384

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$48,348	$—	$48,348

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$195,336	$—	$195,336

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
The following is a reconciliation of investments as of June 30, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of December 31, 2024	$202,210	$4,940,122	$2,117	$0	$5,144,449
Accrued discounts (premiums)	—	32,660	—	—	32,660
Purchases	(22,921)	826,027	—	—	803,106
Sales	—	(1,972,021)	—	—	(1,972,021)
Realized gain (loss)	—	(123,441)	—	—	(123,441)
Change in unrealized appreciation (depreciation)	(87,044)	31,041	1	—	(56,002)
Transfers into Level 3	—	362,093	—	—	362,093
Transfers out of Level 3	—	(353,245)	—	—	(353,245)

Balance as of June 30, 2025	$92,245	$3,743,236	$2,118	$0	$3,837,599

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$(88,145)	$(57,406)	$—	$—	$(145,551)
Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At June 30, 2025	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$3,743,236	Vendor pricing	Single Broker Quote	$0.81 - $1.00 ($0.96)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A )
Corporate Bonds	92,245	Income Approach	Expected Remaining Distribution	0.00 – 0.77 (0.76)
Common Stocks	2,118	Income Approach	Expected Remaining Distribution	0.00 - 1.48 (0.84)
Warrant	0	Income Approach	Expected Remaining Distribution	0.00 (N/A )

*	Weighted by relative fair value

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
For the six months ended June 30, 2025, $362,093 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $353,245 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.
B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.
The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2025 and the effect of these derivatives on the Statement of Operations for the six months ended June 30, 2025.

Primary Underlying Risk	Derivative Assets 1	Derivative Liabilities 1	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange risk	$48,348	$195,336	$0	$(328,730)

1	Generally, the balance sheet location for asset derivatives is unrealized appreciation and for liability derivatives is unrealized depreciation.
For the six months ended June 30, 2025, the Fund held an average monthly value on a net basis of $3,974,838 in forward foreign currency contracts.
The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter
derivative (including total return,

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.
The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$4,082	$(4,082)	$—	$—	$—
Deutsche Bank AG	19,383	(13,478)	—	—	5,905
JPMorgan Chase	24,883	(1,627)	—	—	23,256

	$48,348	$(19,187)	$—	$—	$29,161

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2025:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$4,945	$(4,082)	$—	$—	$863
Deutsche Bank AG	13,478	(13,478)	—	—	—
JPMorgan Chase	1,627	(1,627)	—	—	—
Morgan Stanley	175,286	—	—	—	175,286

	$195,336	$(19,187)	$—	$—	$176,149

C) FOREIGN CURRENCY TRANSACTIONS —The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.
Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend
date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend
date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.
F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.
In order to qualify as a RIC under Subchapter M of the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).
The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures.
The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for each of the tax years in the four year period ended June 30, 2025, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.
I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts solely for hedging or other appropriate risk management purposes as defined in regulations of the Commodities Futures Trading Commission. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at June 30, 2025 are disclosed in the Schedule of Investments.
J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of June 30, 2025, the Fund has no unfunded loan commitments.
Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 2. Significant Accounting Policies
 (continued)

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2025, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral
$15,256,166	$15,594,035
The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2025.
Gross Amounts Not Offset in the Statement of Assets and Liabilities

Gross Asset Amounts Presented in the Statement of Assets and Liabilities (a)	Collateral Received (b)	Net Amount
$15,256,166	$(15,256,166)	$—

(a)	Represents market value of loaned securities at period end.
(b)	The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.
The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended June 30, 2025, total earnings received in connection with securities lending arrangements was $387,991, of which $335,704 was rebated to borrowers (brokers). The Fund retained $39,216 in income, and SSB, as lending agent, was paid $13,071.
L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.
In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.
In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s NAV.

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 3. Transactions with Affiliates and Related Parties
UBS AM (Americas) serves as investment adviser for the Fund. For its investment advisory services, UBS AM (Americas) is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of an average weekly base amount which, with respect to each quarter, is the average of the lower of (i) the stock price (market value) of the Fund’s outstanding shares and (ii) the Fund’s net assets, in each case determined as of the last trading day for each week during the relevant quarter. For the six months ended June 30, 2025, investment advisory fees earned were $391,404.
The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.
Note 4. Line of Credit
The Fund has a line of credit subject to annual renewal provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $85,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at a designated reference rate plus a spread. At June 30, 2025, the Fund had loans outstanding under the Agreement of $63,000,000. Unless renewed, the Agreement will terminate on June 3, 2026. During the six months ended June 30, 2025, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense	Number of Days Outstanding
$59,994,475	5.269%	$63,000,000	$1,589,253	181
The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of NAV and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, UBS AM (Americas) in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 4. Line of Credit
 (continued)

continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.
Note 5. Purchases and Sales of Securities
For the six months ended June 30, 2025, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$55,273,638	$50,995,918	$0	$0
Note 6. Fund Shares
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the NAV of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare Trust Company, N.A. (“Computershare”) (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.
The Fund has one class of shares of common stock, par value $0.001 per share; one hundred million shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Shares issued through at-the-market offerings	0	1,966,284
Shares issued through reinvestment of dividends	17,086	55,585

Net increase	17,086	2,021,869

Note 7. Shelf Offering
The Fund had an effective “shelf” registration statement during the reporting period, which became effective with the SEC on November 17, 2021. The Fund filed a new shelf registration statement on November 14, 2024 to permit the Fund to continue to make offerings under the prior shelf registration statement until the earlier of (i) the effective date of the new shelf registration statement and (ii) 180 days after the third anniversary of the initial effective date of the prior shelf registration statement. The Fund’s new shelf registration statement has not yet been declared effective, and its prior shelf registration statement expired on May 16, 2025. The shelf registration statement enabled the Fund to issue up to $250,000,000 in proceeds through one or more public offerings. Shares

Credit Suisse Asset Management Income Fund, Inc.
Notes to Financial Statements (continued)
June 30, 2025 (unaudited)

Note 7. Shelf Offering
 (continued)

may be offered at prices and terms to be set forth in one or more supplements to the Fund’s prospectus included in the shelf registration statement. On November 19, 2021, the Fund filed a prospectus supplement relating to an at-the-market
offering of the Fund’s shares of common stock. Any proceeds raised through such offering will be used for investment purposes. For the six months ended June 30, 2025, no common shares of beneficial interest were issued in the shelf offering.
Costs incurred by the Fund in connection with its shelf registration statement and prospectus supplement are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs will be amortized pro rata as common shares are sold and will be recognized as a component of proceeds from the shelf offering on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the shelf registration statement will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Miscellaneous expense” on the Statement of Operations. Deferred offering costs amortized during the six months ended June 30, 2025 were $647,278.
Note 8. Contingencies
In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9. Subsequent Events
In preparing the financial statements as of June 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Asset Management Income Fund, Inc.
Results of Annual Meeting of Shareholders (unaudited)

On April 22, 2025, the Annual Meeting of Shareholders of the Fund, was held and the following matter was voted upon:
(1) To elect three directors to the Board of Directors of the Fund:

NAME OF DIRECTOR	FOR	WITHHELD
Laura DeFelice	35,378,738	2,947,302
Charles Gerber	35,256,761	3,069,278
Lee Shaiman	35,369,380	2,956,659
In addition to the directors re-elected at the meeting, Mahendra Gupta, Samantha Kappagoda and John Popp continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.
Recent Changes (unaudited)

During the period ended June 30, 2025, changes that occurred since the close of the period covered by the previously transmitted annual shareholder report there were: (i) no material changes in the fund’s investment objectives or policies that have not been approved by Stockholders, (ii) no changes in the fund’s charter or by-laws that would delay or prevent a change of control of the fund that have not been approved by Stockholders, (iii) no material changes to the principal risk factors associated with investment in the fund, and (iv) no changes in the persons primarily responsible for the day-to-day management of the Fund’s portfolio.

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse
Closed-End
Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).
Categories of information we may collect:
We may collect information about you, including nonpublic personal information, such as

•
Information we receive from you on applications, forms, agreements, questionnaires, UBS AM (Americas) websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address,
e-mail
address, Social Security number, assets, income, financial situation; and

•
Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•
We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•
We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•
In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or
non-U.S.,
court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.
Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•
To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other disclosures
This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 13, 2025.

Credit Suisse Asset Management Income Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the
12-month
period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, https://us-fund.ubs.com/en/home

•	On the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov
The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form
N-PORT.
The Fund’s Form
N-PORT
reports are available on the SEC’s website at www.sec.gov.
Funds Managed by UBS Asset Management (Americas) LLC

CLOSED-END
FUNDS
Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)
Credit Suisse High Yield Bond Fund (NYSE American: DHY)
Literature Request
— Call today for free descriptive information on the closed-ended funds listed above at
1-800-293-1232
or visit our website at https://us-fund.ubs.com/en/home

OPEN-END
FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Trust Commodity Return Strategy Portfolio
Fund shares are not deposits or other obligation of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.
More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at
1-877-870-2874.
Performance information current to the most recent
month-end
is available at https://us-fund.ubs.com/en/home.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.
If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.
By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.
You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.
The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.
There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of December 2024). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of December 2024).
You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)
Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 43006
Providence, RI 02940-3006
Overnight correspondence should be sent to:

Computershare
150 Royall St., Suite 101
Canton, MA 02021
All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.
The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0625

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	This item is inapplicable to a semi-annual report on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	This item is inapplicable to a semi-annual report on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 20, 2025.

Item 16. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(c) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Executive Officer and President
(Principal Executive Officer)
Date: August 29, 2025

/s/ Rose Ann Bubloski
Name: Rose Ann Bubloski
Title: Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: August 29, 2025